Recovery and settlement of on-balance sheet assets and liabilities - Analysis of Financial Assets and Liabilities by Contractual Maturities Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Assets
Cash and due from banks	$ 113,846	$ 118,888	$ 26,310
Interest-bearing deposits with banks	79,638	39,013
Securities
Trading	139,240	136,071
Investment, net of applicable allowance	145,484	139,743
Assets purchased under reverse repurchase agreements and securities borrowed	307,903	313,015
Loans
Retail	503,598	457,976
Wholesale	218,066	208,655
Allowance for loan losses (Note 5)	(4,089)	(5,639)
Segregated fund net assets	2,666	1,922
Other
Customers' liability under acceptances	19,798	18,507
Derivatives	95,541	113,488
Premises and equipment	7,424	7,934
Goodwill	10,854	11,302	$ 11,236
Other intangibles	4,471	4,752
Other assets	61,883	58,921
Total assets	1,706,323	1,624,548
Liabilities
Deposits	1,100,831	1,011,885
Segregated fund net liabilities	2,666	1,922
Other
Acceptances	19,873	18,618
Obligations related to securities sold short	37,841	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	262,201	274,231
Derivatives	91,439	109,927
Insurance claims and policy benefit liabilities	12,816	12,215
Other liabilities	70,301	69,831
Subordinated debentures	9,593	9,867
Total liabilities	1,607,561	1,537,781
Under 1 year [member]
Assets
Cash and due from banks	112,924	117,375
Interest-bearing deposits with banks	79,638	39,013
Securities
Trading	129,206	126,309
Investment, net of applicable allowance	29,831	34,728
Assets purchased under reverse repurchase agreements and securities borrowed	307,805	313,013
Loans
Retail	98,946	97,223
Wholesale	60,099	51,296
Other
Customers' liability under acceptances	19,793	18,507
Derivatives	93,409	110,217
Premises and equipment	28
Other assets	47,634	46,953
Total assets	979,313	954,634
Liabilities
Deposits	943,633	859,829
Other
Acceptances	19,868	18,618
Obligations related to securities sold short	35,524	26,754
Obligations related to assets sold under repurchase agreements and securities loaned	261,533	269,260
Derivatives	89,804	108,407
Insurance claims and policy benefit liabilities	1,867	1,798
Other liabilities	48,901	48,844
Subordinated debentures	188
Total liabilities	1,401,318	1,333,510
After 1 year [member]
Assets
Cash and due from banks	922	1,513
Securities
Trading	10,034	9,762
Investment, net of applicable allowance	115,653	105,015
Assets purchased under reverse repurchase agreements and securities borrowed	98	2
Loans
Retail	404,652	360,753
Wholesale	157,967	157,359
Segregated fund net assets	2,666	1,922
Other
Customers' liability under acceptances	5
Derivatives	2,132	3,271
Premises and equipment	7,396	7,934
Goodwill	10,854	11,302
Other intangibles	4,471	4,752
Other assets	14,249	11,968
Total assets	731,099	675,553
Liabilities
Deposits	157,198	152,056
Segregated fund net liabilities	2,666	1,922
Other
Acceptances	5
Obligations related to securities sold short	2,317	2,531
Obligations related to assets sold under repurchase agreements and securities loaned	668	4,971
Derivatives	1,635	1,520
Insurance claims and policy benefit liabilities	10,949	10,417
Other liabilities	21,400	20,987
Subordinated debentures	9,405	9,867
Total liabilities	$ 206,243	$ 204,271